Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments for Operating Leases and Data Centers

Future minimum payments for our operating leases and data centers as of March 31, 2016 are as follows:

Year Ending March 31,	Operating Leases	Data Centers
2017	$3,539	$10,125
2018	3,381	10,142
2019	3,159	7,646
2020	2,091	4,787
2021	726	801
Thereafter	—	659

Total	$12,896	$34,160